Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information on the relationship between Compensation Actually Paid (CAP) and PPL’s performance for our NEOs, including our principal executive officer. CAP is defined by the SEC and is not used by the People and Compensation Committee in its pay-for-performance assessments. See the Compensation Discussion and Analysis section for a discussion of PPL’s compensation philosophy, practices and programs.

PPL’s executive compensation programs are structured to promote a strong pay for performance culture. As noted in the CD&A, 86% of the CEO’s 2023 target compensation was “at-risk” and 72% was performance based. In June 2020, William H. Spence retired from his position as CEO, therefore he is included in the Pay versus Performance Tables as our former CEO. Mr. Sorgi was promoted to the position of President and CEO effective June 1, 2020.

In 2021, PPL reported GAAP Net Income losses for the year that were non-cash in nature and primarily related to the sale of the U.K. utility business in June 2021 and certain tax changes in the U.K. Excluding the accounting effect of these one-time events, PPL’s operating businesses and PPL on a consolidated basis had strong financial and operational performance in 2021.

Based on our approach to align executive pay closely with performance, PPL’s CAP is directionally aligned with PPL’s Corporate EPS, total shareowner return (TSR), and return on equity. For example, the CEO CAP is approximately 11% lower than SCT while PPL’s TSR declined by approximately 9% over the same period. See the table below for more details followed by a description of the relationship between CAP and select performance metrics.

PAY VERSUS PERFORMANCE TABLE

Year	SCT Total	Comp Actually	SCT Total	Comp Actually Paid to	Average SCT Total for	Average Comp Actually Paid	Value of initial fixed $100 investment based on:		Net Income	Corporate
	for CEO	Paid to CEO(1)(4)	for Former CEO	Former CEO(4)	Non-CEO NEOs(2)	to Non-CEO NEOs(2)(4)	Company TSR	Peer Group TSR(3)	(millions)	EPS(5)
2023	$11,969,556	$10,652,416			$3,034,235	$2,396,766	$91	$107	$740	$1.60
2022	9,146,575	9,088,623			2,706,259	2,888,926	95	117	756	1.41
2021	11,356,481	11,504,637			3,976,822	3,779,539	94	116	(1,480)	1.02
2020	7,774,443	5,057,638	$9,926,113	$569,444	3,743,503	1,635,344	84	99	1,469	2.49

Current CEO Compensation Reconciliation Footnotes

(1)
Summary Compensation Table, or SCT, Totals and CAP Totals for CEO include Mr. Sorgi, President and Chief Executive Officer. A reconciliation of total compensation from the Summary Compensation Table to CAP for our CEO and additional related information is provided in the following tables:

Year	SCT Total for CEO	Total Equity Adjustment(a)	Total Pension Benefit Adjustment(b)	CAP Total for CEO	Total Adjustment	Equity Driven	Pension Driven
2023	$11,969,556	$419,654	$(1,736,794)	$10,652,416	$(1,317,140)	19%	81%
2022	9,146,575	(129,755)	71,803	9,088,623	(57,952)	64%	36%
2021	11,356,481	1,778,997	(1,630,841)	11,504,637	148,156	52%	48%
2020	7,774,443	(1,160,073)	(1,556,732)	5,057,638	(2,716,805)	43%	57%

(a) The following provides the adjustments for equity compensation:

Year	SCT Total	Deduct: Value of Stock Awards in SCT	Add: FYE Fair Value of Unvested Stock Awards Granted during FY	Add: Year Over Year Change in Fair Value of Prior Unvested Stock Awards from Prior Years	Add: Change in Fair Value of Stock Awards from Prior Years that Vested in FY	Equity Value Included in CAP	Total Equity Adjustment
2023	$11,969,556	$6,442,931	$6,618,974	$277,368	$(33,757)	$6,862,585	$419,654
2022	9,146,575	5,926,933	6,576,826	(222,115)	(557,533)	5,797,178	(129,755)
2021	11,356,481	5,111,866	6,926,098	120,260	(155,495)	6,890,863	1,778,997
2020	7,774,443	3,514,187	3,653,495	(820,292)	(479,089)	2,354,114	(1,160,073)

(b) The following provides the adjustments for pension and defined benefit plan compensation:

Year	SCT Total	Deduct: SCT Aggregate Change in Value of Accumulated Benefits Under Defined Benefit Pension Plans

Add: Aggregate Value of the Service Cost Attributable to CEO Under the Defined Benefit Pension Plan for Services during FY and Prior Service Cost of Benefits Granted in a Defined Benefit Pension Plan Amendment Attributable to CEO for Services in Years Prior to Amendment

				Total Pension Benefit Adjustment
2023	$11,969,556	$2,198,654	$461,860	$(1,736,794)
2022	9,146,575	—	71,803	71,803
2021	11,356,481	2,361,092	730,251	(1,630,841)
2020	7,774,443	1,940,207	383,475	(1,556,732)

Non-CEO NEO Average Compensation Reconciliation Footnotes

(2) Average SCT Totals and Average CAP Totals for Non-CEO NEOs include:

•
for 2020, Mr. Bergstein; Paul W. Thompson, former President and CEO of LKE; Joanne H. Raphael, former Executive Vice President, General Counsel and Corporate Secretary; and Gregory N. Dudkin, former President of PPL Electric
•
for 2021, Mr. Bergstein, Mr. Dudkin, former Chief Operating Officer, Mr. Thompson, Ms. Stark and Philip Swift, former Chief Executive of Western Power Distribution
•
for 2022, Mr. Bergstein, Mr. Dudkin, Ms. Stark and Mr. Crockett
•
for 2023, Mr. Bergstein, Mr. Sullivan, Ms. Stark, Mr. Crockett and Ms. Raymond

A reconciliation of average total compensation from the SCT to CAP for our non-CEO NEOs and additional related information is provided in the following tables:

Year	SCT Total for non-CEO NEOs	Total Equity Adjustment(a)	Total Pension Benefit Adjustment(b)	CAP Total for non-CEO NEOs	Total Adjustment	Equity Driven	Pension Driven
2023	$3,034,235	$(462,044)	$(1,206,616)	$2,396,766	$(1,668,660)	28%	72%
2022	2,706,259	23,558	159,109	2,888,926	182,667	13%	87%
2021	3,976,822	253,256	(450,539)	3,779,539	(197,283)	36%	64%
2020	3,743,503	(812,826)	(1,295,333)	1,635,344	(2,108,159)	39%	61%

(a) The following provides the adjustments for equity compensation:

Year	SCT Total	Deduct: Value of Stock and Option Awards in SCT	Add: FYE Fair Value of Unvested Stock Awards Granted during FY	Add: Year Over Year Change in Fair Value of Unvested Stock Awards from Prior Years	Add: Change in Fair Value of Stock Awards from Prior Years that Vested in FY	Add: Average Prior Year End Fair Value of Awards from Prior Years Forfeited in Covered Year	Add: Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value(i)	Equity Value Included in CAP	Total Equity Adjustment
2023	$3,034,235	$1,385,421	$1,167,912	$(3,010)	$(29,606)	$(212,855)	$936	$923,377	$(462,044)
2022	2,706,259	1,431,279	1,588,222	(45,074)	(89,392)		1,082	1,454,837	23,558
2021	3,976,822	1,115,932	1,289,371	26,497	52,120		1,199	1,369,187	253,256
2020	3,743,503	1,108,663	1,016,334	(422,772)	(298,929)		1,204	295,837	(812,826)

(i) Certain non-CEO NEOs received cash dividends for awards granted under the applicable plan.

(b) The following provides the adjustments for pension and defined benefit plan compensation:

Year	SCT Total	Deduct: SCT Aggregate Change in Value of Accumulated Benefits Under Defined Benefits Pension Plans

Add: Aggregate Value of the Service Cost Attributable to NEOs Under the Defined Benefit Pension Plan for Services during FY and Prior Service Cost of Benefits Granted in a Defined Benefit Pension Plan Amendment Attributable to NEOs for Services in Years Prior to Amendment

				Total Pension Benefit Adjustment
2023	$3,034,235	$1,275,015	$68,400	$(1,206,616)
2022	2,706,259	—	159,109	159,109
2021	3,976,822	588,280	137,741	(450,539)
2020	3,743,503	1,462,632	167,299	(1,295,333)
(3)
TSR assumes $100 invested on December 31, 2019, including reinvestment of dividends. Peer TSR represents the EEI Index of Investor-owned Electric Utilities, which is the index used to show performance in our Annual Report.
(4)
In calculating CAP, PPL calculated the fair value (or change in fair value) of outstanding, vested and forfeited equity awards in accordance with SEC rules for CAP and computed in a manner consistent with the methodology for financial reporting purposes consistent with U.S. generally accepted accounting principles. For restricted stock units, CAP values are based on a closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price. For performance units (excluding TSR Awards), CAP values are based on the same valuation methodology as restricted stock unit awards above except year-end values are multiplied times the probability of achievement as of each such date. For TSR-based performance units, the fair value is calculated by a Monte Carlo simulation model that considers a correlation coefficient, expected stock volatility and expected life as of the applicable year-end date(s). For more information about the assumptions used to value awards on their grant date, see the “Grants of Plan-Based Awards During 2023” table on page 65. For more information about the reported value for future achievement of outstanding performance-based awards, see the “Outstanding Equity Awards at Fiscal Year End 2023” table on page 66.
(5)
Corporate EPS as adjusted for compensation purposes. See page 41 for more information on Corporate EPS and its use in our short-term incentive plans.

Company Selected Measure Name	Corporate EPS
Named Executive Officers, Footnote	Average SCT Totals and Average CAP Totals for Non-CEO NEOs include:
•
for 2020, Mr. Bergstein; Paul W. Thompson, former President and CEO of LKE; Joanne H. Raphael, former Executive Vice President, General Counsel and Corporate Secretary; and Gregory N. Dudkin, former President of PPL Electric
•
for 2021, Mr. Bergstein, Mr. Dudkin, former Chief Operating Officer, Mr. Thompson, Ms. Stark and Philip Swift, former Chief Executive of Western Power Distribution
•
for 2022, Mr. Bergstein, Mr. Dudkin, Ms. Stark and Mr. Crockett
•
for 2023, Mr. Bergstein, Mr. Sullivan, Ms. Stark, Mr. Crockett and Ms. Raymond

Peer Group Issuers, Footnote	Peer TSR represents the EEI Index of Investor-owned Electric Utilities, which is the index used to show performance in our Annual Report.
Adjustment To PEO Compensation, Footnote
(1)
Summary Compensation Table, or SCT, Totals and CAP Totals for CEO include Mr. Sorgi, President and Chief Executive Officer. A reconciliation of total compensation from the Summary Compensation Table to CAP for our CEO and additional related information is provided in the following tables:

Year	SCT Total for CEO	Total Equity Adjustment(a)	Total Pension Benefit Adjustment(b)	CAP Total for CEO	Total Adjustment	Equity Driven	Pension Driven
2023	$11,969,556	$419,654	$(1,736,794)	$10,652,416	$(1,317,140)	19%	81%
2022	9,146,575	(129,755)	71,803	9,088,623	(57,952)	64%	36%
2021	11,356,481	1,778,997	(1,630,841)	11,504,637	148,156	52%	48%
2020	7,774,443	(1,160,073)	(1,556,732)	5,057,638	(2,716,805)	43%	57%

(a) The following provides the adjustments for equity compensation:

Year	SCT Total	Deduct: Value of Stock Awards in SCT	Add: FYE Fair Value of Unvested Stock Awards Granted during FY	Add: Year Over Year Change in Fair Value of Prior Unvested Stock Awards from Prior Years	Add: Change in Fair Value of Stock Awards from Prior Years that Vested in FY	Equity Value Included in CAP	Total Equity Adjustment
2023	$11,969,556	$6,442,931	$6,618,974	$277,368	$(33,757)	$6,862,585	$419,654
2022	9,146,575	5,926,933	6,576,826	(222,115)	(557,533)	5,797,178	(129,755)
2021	11,356,481	5,111,866	6,926,098	120,260	(155,495)	6,890,863	1,778,997
2020	7,774,443	3,514,187	3,653,495	(820,292)	(479,089)	2,354,114	(1,160,073)

(b) The following provides the adjustments for pension and defined benefit plan compensation:

Year	SCT Total	Deduct: SCT Aggregate Change in Value of Accumulated Benefits Under Defined Benefit Pension Plans

Add: Aggregate Value of the Service Cost Attributable to CEO Under the Defined Benefit Pension Plan for Services during FY and Prior Service Cost of Benefits Granted in a Defined Benefit Pension Plan Amendment Attributable to CEO for Services in Years Prior to Amendment

				Total Pension Benefit Adjustment
2023	$11,969,556	$2,198,654	$461,860	$(1,736,794)
2022	9,146,575	—	71,803	71,803
2021	11,356,481	2,361,092	730,251	(1,630,841)
2020	7,774,443	1,940,207	383,475	(1,556,732)

Non-PEO NEO Average Total Compensation Amount	$ 3,034,235	$ 2,706,259	$ 3,976,822	$ 3,743,503
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,396,766	2,888,926	3,779,539	1,635,344
Adjustment to Non-PEO NEO Compensation Footnote

(2) Average SCT Totals and Average CAP Totals for Non-CEO NEOs include:

•
for 2020, Mr. Bergstein; Paul W. Thompson, former President and CEO of LKE; Joanne H. Raphael, former Executive Vice President, General Counsel and Corporate Secretary; and Gregory N. Dudkin, former President of PPL Electric
•
for 2021, Mr. Bergstein, Mr. Dudkin, former Chief Operating Officer, Mr. Thompson, Ms. Stark and Philip Swift, former Chief Executive of Western Power Distribution
•
for 2022, Mr. Bergstein, Mr. Dudkin, Ms. Stark and Mr. Crockett
•
for 2023, Mr. Bergstein, Mr. Sullivan, Ms. Stark, Mr. Crockett and Ms. Raymond

A reconciliation of average total compensation from the SCT to CAP for our non-CEO NEOs and additional related information is provided in the following tables:

Year	SCT Total for non-CEO NEOs	Total Equity Adjustment(a)	Total Pension Benefit Adjustment(b)	CAP Total for non-CEO NEOs	Total Adjustment	Equity Driven	Pension Driven
2023	$3,034,235	$(462,044)	$(1,206,616)	$2,396,766	$(1,668,660)	28%	72%
2022	2,706,259	23,558	159,109	2,888,926	182,667	13%	87%
2021	3,976,822	253,256	(450,539)	3,779,539	(197,283)	36%	64%
2020	3,743,503	(812,826)	(1,295,333)	1,635,344	(2,108,159)	39%	61%

(a) The following provides the adjustments for equity compensation:

Year	SCT Total	Deduct: Value of Stock and Option Awards in SCT	Add: FYE Fair Value of Unvested Stock Awards Granted during FY	Add: Year Over Year Change in Fair Value of Unvested Stock Awards from Prior Years	Add: Change in Fair Value of Stock Awards from Prior Years that Vested in FY	Add: Average Prior Year End Fair Value of Awards from Prior Years Forfeited in Covered Year	Add: Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value(i)	Equity Value Included in CAP	Total Equity Adjustment
2023	$3,034,235	$1,385,421	$1,167,912	$(3,010)	$(29,606)	$(212,855)	$936	$923,377	$(462,044)
2022	2,706,259	1,431,279	1,588,222	(45,074)	(89,392)		1,082	1,454,837	23,558
2021	3,976,822	1,115,932	1,289,371	26,497	52,120		1,199	1,369,187	253,256
2020	3,743,503	1,108,663	1,016,334	(422,772)	(298,929)		1,204	295,837	(812,826)

(i) Certain non-CEO NEOs received cash dividends for awards granted under the applicable plan.

(b) The following provides the adjustments for pension and defined benefit plan compensation:

Year	SCT Total	Deduct: SCT Aggregate Change in Value of Accumulated Benefits Under Defined Benefits Pension Plans

Add: Aggregate Value of the Service Cost Attributable to NEOs Under the Defined Benefit Pension Plan for Services during FY and Prior Service Cost of Benefits Granted in a Defined Benefit Pension Plan Amendment Attributable to NEOs for Services in Years Prior to Amendment

				Total Pension Benefit Adjustment
2023	$3,034,235	$1,275,015	$68,400	$(1,206,616)
2022	2,706,259	—	159,109	159,109
2021	3,976,822	588,280	137,741	(450,539)
2020	3,743,503	1,462,632	167,299	(1,295,333)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

List of Company Selected Measures

The following table highlights PPL’s performance measures that are most closely tied to executive compensation as reported in the Pay vs. Performance Table above. See page 41 for more information on Corporate EPS, TSA Execution and Operational Goals and how they are utilized in our short-term incentive plans and Annex A for a reconciliation of financial measures presented in accordance with GAAP to non-GAAP measures used for compensation. See page 41 for more information on how TSR, EG, and ESG are utilized in our LTI plans.

Most Important Performance Measures (alphabetical ranking)
Corporate Earnings Per Share
Earnings Growth
Environmental, Social and Governance
Operational Goals
Relative Total Shareowner Return
TSA Execution

Total Shareholder Return Amount	$ 91	95	94	84
Peer Group Total Shareholder Return Amount	107	117	116	99
Net Income (Loss)	$ 740,000,000	$ 756,000,000	$ (1,480,000,000)	$ 1,469,000,000
Company Selected Measure Amount	1.6	1.41	1.02	2.49
Additional 402(v) Disclosure

As required by Item 402(v) of Regulation S-K, we are providing the following information on the relationship between Compensation Actually Paid (CAP) and PPL’s performance for our NEOs, including our principal executive officer. CAP is defined by the SEC and is not used by the People and Compensation Committee in its pay-for-performance assessments. See the Compensation Discussion and Analysis section for a discussion of PPL’s compensation philosophy, practices and programs.

Measure:: 1
Pay vs Performance Disclosure
Name	Corporate Earnings Per Share
Non-GAAP Measure Description	(5) Corporate EPS as adjusted for compensation purposes. See page 41 for more information on Corporate EPS and its use in our short-term incentive plans.
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Environmental, Social and Governance
Measure:: 4
Pay vs Performance Disclosure
Name	Operational Goals
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareowner Return
Measure:: 6
Pay vs Performance Disclosure
Name	TSA Execution
Mr. Sorgi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,969,556	$ 9,146,575	$ 11,356,481	$ 7,774,443
PEO Actually Paid Compensation Amount	$ 10,652,416	$ 9,088,623	$ 11,504,637	5,057,638
PEO Name	Mr. Sorgi
Mr. Spence [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				9,926,113
PEO Actually Paid Compensation Amount				$ 569,444
PEO | Mr. Sorgi [Member]
Pay vs Performance Disclosure
Equity Driven	19.00%	64.00%	52.00%	43.00%
Pension Driven	81.00%	36.00%	48.00%	57.00%
PEO | Mr. Sorgi [Member] | Deduct: Value of Stock Awards in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,442,931	$ 5,926,933	$ 5,111,866	$ 3,514,187
PEO | Mr. Sorgi [Member] | Add: FYE Fair Value of Unvested Stock Awards Granted during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,618,974	6,576,826	6,926,098	3,653,495
PEO | Mr. Sorgi [Member] | Add: Year Over Year Change in Fair Value of Prior Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,368	(222,115)	120,260	(820,292)
PEO | Mr. Sorgi [Member] | Add: Change in Fair Value of Stock Awards from Prior Years that Vested in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,757)	(557,533)	(155,495)	(479,089)
PEO | Mr. Sorgi [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,862,585	5,797,178	6,890,863	2,354,114
PEO | Mr. Sorgi [Member] | Deduct: SCT Aggregate Change in Value of Accumulated Benefits Under Defined Benefit Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,198,654		2,361,092	1,940,207
PEO | Mr. Sorgi [Member] | Add: Aggregate Value of Service Cost Attributable to CEO for Services During FY and Prior Service Cost of Benefits Granted in Amendment Attributable to CEO for Services in Years Prior to Amendment Under Defined Benefit Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	461,860	71,803	730,251	383,475
PEO | Mr. Sorgi [Member] | Total Equity Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	419,654	(129,755)	1,778,997	(1,160,073)
PEO | Mr. Sorgi [Member] | Total Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,736,794)	71,803	(1,630,841)	(1,556,732)
PEO | Mr. Sorgi [Member] | Total Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,317,140)	$ (57,952)	$ 148,156	$ (2,716,805)
Non-PEO NEO
Pay vs Performance Disclosure
Equity Driven	28.00%	13.00%	36.00%	39.00%
Pension Driven	72.00%	87.00%	64.00%	61.00%
Non-PEO NEO | Deduct: Value of Stock Awards in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,385,421	$ 1,431,279	$ 1,115,932	$ 1,108,663
Non-PEO NEO | Deduct: SCT Aggregate Change in Value of Accumulated Benefits Under Defined Benefits Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,275,015		588,280	1,462,632
Non-PEO NEO | Add: FYE Fair Value of Unvested Stock Awards Granted during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,167,912	1,588,222	1,289,371	1,016,334
Non-PEO NEO | Add: Year Over Year Change in Fair Value of Prior Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,010)	(45,074)	26,497	(422,772)
Non-PEO NEO | Add: Change in Fair Value of Stock Awards from Prior Years that Vested in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,606)	(89,392)	52,120	(298,929)
Non-PEO NEO | Add: Average Prior Year End Fair Value of Awards from Prior Years Forfeited in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(212,855)
Non-PEO NEO | Add: Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	936	1,082	1,199	1,204
Non-PEO NEO | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	923,377	1,454,837	1,369,187	295,837
Non-PEO NEO | Add: Aggregate Value of service Cost Attributable for Services during FY and Prior Service Cost of Benefits Granted in Amendment Attributable for Services in Years Prior to Amendment to NEOs Under Defined Benefit Pension Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,400	159,109	137,741	167,299
Non-PEO NEO | Total Equity Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(462,044)	23,558	253,256	(812,826)
Non-PEO NEO | Total Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,206,616)	159,109	(450,539)	(1,295,333)
Non-PEO NEO | Total Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,668,660)	$ 182,667	$ (197,283)	$ (2,108,159)